Note 17 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 20 1 8 :
Total capital (to risk-weighted assets)	$29,778	15.49%	$	> 15,378	> 8.00%	$	> 19,233	> 10.00%
Tier 1 capital (to risk-weighted assets)	27,786	14.45		> 11,534	> 6.00		> 15,378	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	27,786	14.45		> 8,650	> 4.50		> 12,495	> 6.50
Tier 1 capital (to average assets)	27,786	10.92		> 10,175	> 4.00		> 12,718	> 5.00
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 20 17 :
Total capital (to risk-weighted assets)	$21,674	12.31%	$	> 14,090	> 8.00%	$	> 17,613	> 10.00%
Tier 1 capital (to risk-weighted assets)	19,835	11.26		> 10,568	> 6.00		> 14,090	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	19,835	11.26		> 7,926	> 4.50		> 11,449	> 6.50
Tier 1 capital (to average assets)	19,835	8.54		> 9,288	> 4.00		> 11,610	> 5.00